Equity and Debt Investments at Fair Value Through OCI and Other Short/Long-Term Investments (Details) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 USD ($)
Financial assets at fair value through other comprehensive income [abstract]
Unrealized gain (loss) on equity and debt investments at fair value, net of deferred taxes (Note 21)		$ (1,639,179)	$ (91)	$ 3,485,814	$ (967,609)
Revenue recognized for financial assets measured at fair value through other comprehensive income				14,856	2,206,671
Dividend income	[1]	3,015,648		2,779,138	4,551,827
Fair value of long term debt instruments designated as measured at fair value through other comprehensive income		18,086,886		13,908,873		$ 1,007
Equity Investment in KPN [Member]
Financial assets at fair value through other comprehensive income [abstract]
Dividends received				(116,677)
Dividend income					1,867,184
Equity Investment in BT Group [Member]
Financial assets at fair value through other comprehensive income [abstract]
Equity investments at fair value through other comprehensive income (OCI)		281,803
Investments Accounted for Using Equity Method in Verizon [Member]
Financial assets at fair value through other comprehensive income [abstract]
Equity investments at fair value through other comprehensive income (OCI)		42,148,211		46,683,687
Dividend income		3,015,648		2,895,815	$ 2,684,643
Investments in Verizon and others [Member]
Financial assets at fair value through other comprehensive income [abstract]
Unrealized gain (loss) on equity and debt investments at fair value, net of deferred taxes (Note 21)		$ (1,639,179)		$ 3,485,814

[1]	Dividend received during 2023, 2024 and 2025 by, Ps.4,590,313, Ps.2,779,138, and Ps.3,015,648 respectively.